Cash and Balances Due from Banks	12 Months Ended
Dec. 31, 2011
Cash and Balances Due from Banks [Abstract]
Cash and Balances Due from Banks
(2)  Cash and Balances Due from Banks

Components of cash and balances due from banks are as follows as of December 31:

	2011	2010

Cash on Hand and Cash Items	$9,271,705	$8,897,618
Noninterest-Bearing Deposits with Other Banks	19,108,663	7,715,569

	$28,380,368	$16,613,187

The Company is required to maintain reserve balances in cash or on deposit with the Federal Reserve Bank based on a percentage of deposits.  Reserve balances totaled approximately $4,183,000 and $916,000 at December 31, 2011 and 2010, respectively.